UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21590
AIG Strategic Hedge Fund of Funds
(Exact name of registrant as specified in charter)
599 Lexington Avenue
New York, NY 1002
(Address of principal executive offices) (Zip code)
Robert Discolo
AIG Strategic Fund of Funds
599 Lexington Avenue
New York, NY 10022
(Name and address of agent for service)
Registrant’s telephone number, including area code: (646) 735-0552
Date of fiscal year end: March 31, 2007
Date of reporting period: June 30, 2007
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.
AIG Strategic Hedge Fund of Funds
Schedule of Investments
June 30, 2007
(Unaudited)

		Fair	Percentage of
Portfolio Fund	Cost	Value	Fund's Net Assets	Liquidity

Equity Long/Short
Cantillon World, Ltd. (Class A, Series A3)	1,568,181	1,735,976	2.09%	Monthly
FrontPoint Offshore Japan Fund, L.P.	1,500,000	1,498,656	1.80%	Quarterly
Glenview Capital Partners (Cayman), Ltd.	2,440,442	4,312,830	5.18%	Quarterly*
Hunter Global Investors Offshore Fund, Ltd. (Class A, Series 1)	3,000,000	4,473,045	5.37%	Quarterly*,**
Langlade Absolute Fund, Inc. (Class B1)	1,500,000	1,669,061	2.00%	Monthly
Mako Europe Fund, Ltd.	1,189,928	1,570,687	1.89%	Monthly**
Meditor Cobra Fund, Ltd. (Class B)	1,400,555	1,621,544	1.95%	Monthly
SLS Offshore Fund, Ltd. (Tranche A)	2,250,000	3,288,851	3.95%	Quarterly*
TCS Capital International, Ltd.	2,000,000	3,004,481	3.61%	Quarterly
Wellington North River, L.P. (Class A, Series 1)	2,500,000	2,968,399	3.57%	Quarterly

	19,349,107	26,143,530	31.41%

Event Driven
Avenue International, Ltd. (Class A, Series A0797)	2,500,000	3,520,314	4.23%	Quarterly*
Bennelong Asia Pacific Multi Strategy Equity Fund (Class D)	1,000,000	1,100,135	1.32%	Monthly**
Canyon Value Realization Fund (Cayman), Ltd. (Class A)	2,500,000	3,509,799	4.22%	Quarterly
Castlerigg International, Ltd. (Class Aa, Series 1)	2,873,570	4,548,714	5.47%	Quarterly*
Oz Asia Overseas Fund, Ltd.	1,000,000	1,219,845	1.47%	Yearly*
Oz Europe Overseas Fund II, Ltd.	3,500,000	4,703,829	5.65%	Quarterly**
York Investment, Ltd.	3,011,715	4,571,126	5.49%	Quarterly

	16,385,285	23,173,762	27.85%

Global Macro
Bridgewater Pure Alpha Fund I, Ltd. (Class B)	2,000,000	2,466,116	2.96%	Monthly
Brevan Howard Fund, Ltd. (Class B)	2,000,000	2,173,785	2.61%	Monthly**
Episode Inc. (Class A)	500,000	555,040	0.67%	Monthly
Graham Global Investment Fund II Fed Policy, Ltd.	362,751	416,508	0.50%	Monthly
The Dorset Energy Fund, Ltd. (Class A)	1,250,000	1,546,141	1.86%	Monthly**
Winton Futures Fund, Ltd. (Class B)	1,126,978	1,345,026	1.62%	Monthly**

	7,239,729	8,502,616	10.22%

Relative Value
FrontPoint Offshore Utility and Energy Fund, L.P.	1,750,000	1,965,265	2.36%	Quarterly
HBK Offshore Fund, Ltd. (Class C)	3,000,000	3,711,521	4.46%	Quarterly
MKP Offshore Partners, Ltd.	504,613	592,154	0.71%	Quarterly
MKP Opportunity Offshore, Ltd.	488,533	632,377	0.76%	Monthly
Polygon Global Opportunities Fund (Class C)	3,000,000	5,199,181	6.25%	Quarterly
Suttonbrook Offshore Partners, Ltd. (Class C, Series 1)	2,000,000	3,035,575	3.65%	Quarterly*

	10,743,146	15,136,073	18.19%

Investment Company
Dreyfus Cash Management Fund	4,975,530	4,975,530	5.98%

Total	$58,692,797	77,931,511	93.65%

Assets In Excess Of Other Liabilities		5,288,144	6.35%

Net Assets		83,219,655	100.000%

^	All of the Portfolio Fund investments are reported at fair value and are considered to be illiquid. Investments can only be redeemed according to the liquidity provision shown above. Additionally, investments may contain lock-up provisoins periods up to 4 years. See Footnote 3.

*	Initial lock-up is applicable.

**	Early redemption penalty.
The accompanying notes are an integral part of these financial statements.

1. Organization
     AIG Strategic Hedge Fund of Funds (“Fund”) was organized as a Delaware statutory trust on April 26, 2004 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on August 1, 2004. The Fund’s shares are not registered under the Securities Act of 1933, as amended, and are subject to substantial limits on transferability and resale. The Fund is an “interval fund” that offers to repurchase a portion of its outstanding shares at net asset value (“NAV”), on a quarterly basis (the Fund commenced repurchases in September 2005).
     The Fund’s investment objective is to seek long-term risk-adjusted absolute returns in a variety of capital market conditions. The Fund will pursue its investment objective by investing primarily in investment funds (“Portfolio Funds”) managed by a select group of investment managers (“Portfolio Managers”) who follow investment strategies (such as global macro strategies, event driven strategies, long/short equity strategies, and relative value strategies) that have historically exhibited limited or no correlation to each other. The Fund is a “fund of funds” that provides a means for investors in the Fund (each a “Shareholder” and, collectively, the “Shareholders”) to participate in investments in private hedge funds by providing a single portfolio comprised of Portfolio Funds.
2. Valuation of the Fund and its Investments
     The Fund computes its NAV as of the last business day of each applicable fiscal period (which may be a week-, month-, quarter- or year-end). In determining its NAV, the Fund will value its investments as of the end of each such period. The NAV per share is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. Expenses of the Fund, including investment management and administrative fees, cost of any borrowings and other expenses are accrued on a monthly basis and taken into account for the purpose of determining NAV.
     The Board of Trustees (“Board”) has approved fair valuation policies and procedures pursuant to which the Fund values its investments in Portfolio Funds, which are generally illiquid investments, at their fair value. In accordance with these Board approved fair valuation policies and procedures, fair values for such investments are determined as of the end of any day on which the Fund’s NAV is calculated. The fair value of the Fund’s interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive with respect to a Portfolio Fund if the Fund’s interest in such Portfolio Fund were to be sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s investments in Portfolio Funds are subject to the terms and conditions of the respective operative documents and offering memoranda, as appropriate, for each Portfolio Fund. However, because of the inherent uncertainty of Portfolio Fund valuations, the values determined in accordance with the Fund’s fair value procedures may differ significantly from the values that would have been used had a ready market for the investments existed. It is important to note that such difference could be material. Distributions received or withdrawals from Portfolio Funds, whether in the form of cash or securities, are first applied as a reduction of the Fund’s investment cost.
3. Investments
     As of March 31, 2007, the Fund had investments in 30 Portfolio Funds, none of which were related parties.
     The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 3% (per annum) of net assets and performance incentive fees or allocations ranging from 15% to 20% of net profits earned.
     In general, most of the Investment Funds in which the Fund invests provide for periodic redemptions ranging from monthly to annually with lock up provisions usually for a period of up to four years. Investment Funds that do provide for periodic redemptions may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request.
Item 2. Controls and Procedures.
(a)	Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) AIG Strategic Hedge Fund of Funds

By (Signature and Title)	/s/ Robert Discolo Robert Discolo, President and Principal Executive Officer
(Principal Executive Officer)
Date August 27, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert Discolo Robert Discolo, President and Principal Executive Officer
(Principal Executive Officer)
Date August 27, 2007

By (Signature and Title)	/s/ Lori Schertzer
Lori Schertzer, Treasurer and Principal Financial Officer
(Principal Financial Officer)
Date August 27, 2007